Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Accounts receivable	790,706	762,320
Less: allowance for credit losses	(642,786)	(631,528)
Accounts receivable, net	147,920	130,792

No accounts receivable was pledged as of December 31, 2025 and June 30, 2026.

The following table presents the movement of allowance for credit losses for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	640,394	642,786
Provision/(reversal) of allowance for credit losses	946	(10,776)
Receivables written off for the period	(9,103)	(482)
Balance at the end of the period	632,237	631,528

The provision of allowance for credit losses was included in general and administrative expenses.